Risk information - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2018	Dec. 31, 2017
Risk information
Net exposure	kr 337.4	kr 327.2
France
Risk information
Net exposure	9.0	10.3
Germany
Risk information
Net exposure	7.5	4.7
United Kingdom
Risk information
Net exposure	6.8	7.7
Norway
Risk information
Net exposure	6.8	6.2
Denmark
Risk information
Net exposure	5.8	4.8
Finland
Risk information
Net exposure	5.5	7.1
Austria
Risk information
Net exposure	4.6	0.0
Poland
Risk information
Net exposure	3.1	3.1
The Netherlands
Risk information
Net exposure	2.8	2.6
Luxembourg
Risk information
Net exposure	1.9	0.4
Spain
Risk information
Net exposure	1.4	2.6
Belgium
Risk information
Net exposure	1.1	0.9
Switzerland
Risk information
Net exposure	0.8	0.5
Ireland
Risk information
Net exposure	0.4	0.4
Latvia
Risk information
Net exposure	0.2	0.2
Italy
Risk information
Net exposure	0.2	0.1
Iceland
Risk information
Net exposure	0.2	0.2
Portugal
Risk information
Net exposure	0.1
Estonia
Risk information
Net exposure	0.0	0.1
Hungary
Risk information
Net exposure	0.0	0.0
Russian Federation
Risk information
Net exposure	0.0	0.1
European countries excl. Sweden
Risk information
Net exposure	58.2	52.0
Central governments
Risk information
Net exposure	169.6	167.1
Central governments | France
Risk information
Net exposure	7.3	7.8
Central governments | Germany
Risk information
Net exposure	3.9	1.4
Central governments | United Kingdom
Risk information
Net exposure	0.3	0.5
Central governments | Norway
Risk information
Net exposure	0.4	0.5
Central governments | Denmark
Risk information
Net exposure	0.2	0.2
Central governments | Finland
Risk information
Net exposure	0.4	0.5
Central governments | Austria
Risk information
Net exposure	2.9
Central governments | Poland
Risk information
Net exposure	3.1	3.1
Central governments | The Netherlands
Risk information
Net exposure	1.7
Central governments | Luxembourg
Risk information
Net exposure	0.8	0.0
Central governments | European countries excl. Sweden
Risk information
Net exposure	21.0	14.0
Regional governments
Risk information
Net exposure	13.4	11.4
Regional governments | Finland
Risk information
Net exposure	0.2	0.3
Regional governments | European countries excl. Sweden
Risk information
Net exposure	0.2	0.3
Multilateral development banks
Risk information
Net exposure	0.1	0.0
Multilateral development banks | Luxembourg
Risk information
Net exposure	0.1	0.0
Multilateral development banks | European countries excl. Sweden
Risk information
Net exposure	0.1	0.0
Public sector entity
Risk information
Net exposure	0.6	0.4
Public sector entity | Germany
Risk information
Net exposure	0.6	0.4
Public sector entity | European countries excl. Sweden
Risk information
Net exposure	0.6	0.4
Financial institutions
Risk information
Net exposure	34.2	38.6
Financial institutions | France
Risk information
Net exposure	1.7	2.5
Financial institutions | Germany
Risk information
Net exposure	1.4	2.0
Financial institutions | United Kingdom
Risk information
Net exposure	1.6	1.7
Financial institutions | Norway
Risk information
Net exposure	2.4	3.4
Financial institutions | Denmark
Risk information
Net exposure	2.4	2.2
Financial institutions | Finland
Risk information
Net exposure	0.3
Financial institutions | Austria
Risk information
Net exposure	1.7	0.0
Financial institutions | The Netherlands
Risk information
Net exposure	0.4	2.4
Financial institutions | Luxembourg
Risk information
Net exposure		0.0
Financial institutions | Spain
Risk information
Net exposure	0.9	0.9
Financial institutions | Belgium
Risk information
Net exposure	0.6	0.7
Financial institutions | Switzerland
Risk information
Net exposure	0.3	0.2
Financial institutions | Latvia
Risk information
Net exposure	0.2	0.2
Financial institutions | Estonia
Risk information
Net exposure	0.0	0.1
Financial institutions | European countries excl. Sweden
Risk information
Net exposure	13.9	16.3
Corporates
Risk information
Net exposure	119.5	109.7
Corporates | France
Risk information
Net exposure	0.0	0.0
Corporates | Germany
Risk information
Net exposure	1.6	0.9
Corporates | United Kingdom
Risk information
Net exposure	4.9	5.5
Corporates | Norway
Risk information
Net exposure	4.0	2.3
Corporates | Denmark
Risk information
Net exposure	3.2	2.4
Corporates | Finland
Risk information
Net exposure	4.6	6.3
Corporates | Poland
Risk information
Net exposure	0.0
Corporates | The Netherlands
Risk information
Net exposure	0.7	0.2
Corporates | Luxembourg
Risk information
Net exposure	1.0	0.4
Corporates | Spain
Risk information
Net exposure	0.5	1.7
Corporates | Belgium
Risk information
Net exposure	0.5	0.2
Corporates | Switzerland
Risk information
Net exposure	0.5	0.3
Corporates | Ireland
Risk information
Net exposure	0.4	0.4
Corporates | Italy
Risk information
Net exposure	0.2	0.1
Corporates | Iceland
Risk information
Net exposure	0.2	0.2
Corporates | Portugal
Risk information
Net exposure	0.1
Corporates | Hungary
Risk information
Net exposure	0.0	0.0
Corporates | Russian Federation
Risk information
Net exposure	0.0	0.1
Corporates | European countries excl. Sweden
Risk information
Net exposure	kr 22.4	kr 21.0